Hedging activities and derivatives - Summary Of Foreign Currency And Interest Rate Risk (Detail) - INR (₨) ₨ in Millions	Mar. 31, 2021	Mar. 31, 2020
Disclosure of detailed information about hedges [abstract]
Derivative contracts designated as hedging instruments, Assets	₨ 2,691	₨ 8,718
Derivative contracts designated as hedging instruments, Liabilities	₨ 1,070